Unaudited Interim Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 26,047	$ 3,839	¥ 64,269
Short-term investments	32,545	4,797	15,000
Accounts receivable	46,977	6,924	27,201
Inventories	1,812	267	2,294
Advance to suppliers	5,691	839	2,492
Other current assets	8,673	1,278	9,019
Total current assets	121,999	17,981	120,596
Non-current assets:
Long-term investments	21,075	3,106	19,862
Property and equipment, net	1,570	231	1,750
Intangible assets, net	39,676	5,848	45,117
Operating lease right-of-use assets, net	2,878	424	4,936
Total non-current assets	65,199	9,609	71,665
Total assets	187,198	27,590	192,261
Current liabilities:
Short-term borrowing	9,990	1,472	15,000
Accounts payable	40,488	5,967	30,586
Accrued expenses and other liabilities	5,892	868	4,812
Tax payables	3,316	489	3,347
Operating lease liabilities – current	2,737	403	3,279
Contract liabilities	19,030	2,805	21,824
Total current liabilities	81,453	12,004	78,848
Non-current liabilities:
Operating lease liabilities – non-current	906	134	1,839
Other non-current liabilities	1,792	264	1,792
Total non-current liabilities	2,698	398	3,631
Total liabilities	84,151	12,402	82,479
Shareholders’ equity:
Ordinary shares (US$0.00001428571428 par value; 3,500,000,000 and 3,500,000,000 shares authorized; 1,423,285,396 and 1,423,285,396 issued and outstanding as of December 31, 2025 and June 30, 2026, respectively)	126	19	126
Additional paid-in capital	319,058	47,023	312,339
Treasury stock at cost (0 and 269,910 shares of common stock at December 31, 2025 and June 30, 2026, respectively)	(50)	(7)
Statutory reserve	7,596	1,120	7,596
Accumulated deficit	(247,847)	(36,528)	(238,117)
Accumulated other comprehensive income	(967)	(143)	1,921
Total shareholders’ equity	77,916	11,484	83,865
Non-controlling interests	25,131	3,704	25,917
Total equity	103,047	15,188	109,782
Total liabilities and equity	187,198	27,590	192,261
Related Party
Current assets:
Amount due from related parties	¥ 254	$ 37	¥ 321